Note 10 - Lease - Operating Lease Disclosure (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Operating cash flows used in operating lease	$ 434
Weighted average remaining lease term (Year)	3 years 295 days
Weighted average discount rate	9.05%